UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
     APPENDIX I                     Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        JPMorgan Trust I
	270 Park Avenue
	New York, New York 10017

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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
	box but do not list series or classes):	   [ ]

	Highbridge Dynamic Commodities Strategy Fund		(closed 2/7/14)
	Market Neutral Fund (formerly Highbridge Statistical Market Neutral Fund) JPMorgan Asia Pacific Fund
	JPMorgan China Region Fund
	JPMorgan Commodities Strategy Fund
	JPMorgan Systematic Alpha Fund	(formerly Diversified Risk Fund)
	JPMorgan Emerging Economies Fund
	JPMorgan Emerging Markets Equity Fund
	JPMorgan Emerging Markets Local Currency Debt Fund
	JPMorgan Europe Research Enhanced Equity Fund		(launch 9/15/14)
	JPMorgan Ex-G4 Currency Strategies Fund			(closed 3/10/14)
	JPMorgan Global Allocation Fund
	JPMorgan Global Unconstrained Equity Fund
	JPMorgan Global Equity Income Fund
	JPMorgan Global Natural Resources Fund
	JPMorgan Global Research Enhanced Index Fund
	JPMorgan Growth Long/Short Fund				(closed 5/28/14)
	JPMorgan Income Builder Fund
	JPMorgan India Fund					(closed 1/12/14)
	JPMorgan International Currency Income Fund
	JPMorgan International Equity Fund
	JPMorgan International Opportunities Fund
	JPMorgan International Realty Fund			(closed 7/31/14)
	JPMorgan International Unconstrained Equity Fund
	JPMorgan International Value Fund
	JPMorgan International Value SMA Fund
	JPMorgan Intrepid European Fund
	JPMorgan Intrepid International Fund
	JPMorgan Latin America Fund
	JPMorgan Multi-Cap Long/Short Fund			(closed 12/5/14)
	JPMorgan Opportunistic Equity Long/Short Fund		(launch 8/29/14)
	JPMorgan Research Equity Long/Short Fund
	JPMorgan Research Market Neutral Fund
	JPMorgan Strategic Preservation Fund			(closed 9/29/14)
	JPMorgan Tax Aware Equity Fund
	JPMorgan Tax Aware Real Return Fund
	JPMorgan Tax Aware Real Return SMA Fund
	JPMorgan Total Emerging Markets Fund
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3.	Investment Company Act File Number:  811-21295

	Securities Act File Number:  333-103022

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4(a). 	Last day of fiscal year for which this form is filed:

 	October 31, 2014

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4(b). 	[ ]  Check box if this Form is being filed late (i.e.,
	     more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						  $22,143,308,486
						------------------


	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						  $16,751,907,428
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	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
						              $0
						----------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						-$16,751,907,428
                                        	----------------


	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						  $5,391,401,058
						----------------

	(vi)	Redemption credits available for use in future
		years -if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

							       $0
						-----------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x  0.0001162
						-----------------
	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=     $626,480.80
						-----------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
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7.	Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

								$0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	       $626,480.80
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9.	Date the registration fee and any interest payment was
	sent to the Commission's lockbox depository:
	January 26, 2015
	----------------

	Method of Delivery:

	[X]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Julie A. Roach
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		 	  Julie A. Roach, Assistant Treasurer

Date: January 22, 2015
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*Please print the name and title of the signing officer below the signature.